CORPORATE AND SUBSIDIARY BORROWINGS	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
CORPORATE AND SUBSIDIARY BORROWINGS	CORPORATE AND SUBSIDIARY BORROWINGS
The Company has bilateral revolving credit facilities backed by third-party financial institutions. The total available amount on the credit facilities is $1.2 billion (December 31, 2023 – $750 million). The credit facilities bear interest at the specified SOFR, Prime, or bankers’ acceptance rate plus a spread and have maturity dates of June 2025 ($18 million) and June 2029 ($1.2 billion). As of June 30, 2024, $505 million was drawn on the bilateral credit facilities (December 31, 2023 – $430 million).
The Company has a $1.0 billion 364-day revolving credit facility, for the purpose of temporarily warehousing investments that will ultimately be transferred into our insurance investment portfolios in the near term. The facility borrowings are secured by the underlying investments related to the credit facility drawings. As of June 30, 2024, the facility had $860 million of borrowings outstanding (December 31, 2023 – $776 million).
In April 2022, the Company entered into a $1.0 billion 364-day secured facility. The Company repaid $500 million in April 2023 and $250 million in May 2024. The maturity date on the remaining $250 million was extended to April 2025.
The Company also has a credit facility with Brookfield maturing in June 2025 that, as of June 30, 2024, permitted borrowings of up to $400 million under the Brookfield Credit Agreement. As of June 30, 2024 and December 31, 2023, there were no amounts drawn on the facility.
Subsidiary borrowings of $2.8 billion relate to debt issued at ANGI and Argo. $1.9 billion matures in 2027 and the remaining $1.0 billion matures between 2032 and 2047.
The above noted facilities require the Company and its subsidiaries to maintain minimum net worth covenants. As of June 30, 2024 and December 31, 2023, the Company was in compliance with its financial covenants.
The following is the maturity by year on corporate and subsidiary borrowings:

	Payments due by year
AS OF JUN. 30, 2024 US$ MILLIONS	Total	Unamortized discount and issuance costs	Less than 1 year	1 - 2 years	2 -3 years	3 - 4 years	4 - 5 years	More than 5 years
Corporate borrowings	$1,615	—	1,110	—	—	—	505	—
Subsidiary borrowings	$2,846	(62)	—	—	1,900	—	—	1,008

	Payments due by year
AS OF DEC. 31, 2023 US$ MILLIONS	Total	Unamortized discount and issuance costs	Less than 1 year	1 - 2 years	2 -3 years	3 - 4 years	4 - 5 years	More than 5 years
Corporate borrowings	$1,706	—	1,276	—	—	—	430	—
Subsidiary borrowings	$1,863	(46)	—	—	—	1,000	—	909